[LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2000







                                   EATON VANCE
                                   TAX-MANAGED
                                    EMERGING
                                     GROWTH
                                      FUND




                                                     [GRAPHIC]

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]

Edward E. (Jack) Smiley, CFA
Portfolio Manager

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------
- Through the first four months of 2000, the United States economy continued to enjoy the fruits of its long economic expansion. In response to this growth, the Federal Reserve Board maintained its strategy of increasing interest rates and of reducing financial liquidity. These actions, intended to moderate economic growth and thereby reduce the threat of inflation, contributed to stock market volatility.

- Signs that the Fed's actions may be having their desired effect include recent volatility in reported levels of consumer spending. This volatility suggests the economy's strong momentum may be dissipating in the face of higher borrowing costs.

THE FUND
-------------------------------------------------------------------------------

  THE PAST SIX MONTHS

- During the six months ended April 30, 2000, the Fund's Class A shares had a total return of 29.90%, the result of an increase in net asset value (NAV) to $17.03 on April 30, 2000, from $13.11 on October 31, 1999.(1)

- The Fund's Class B shares had a total return of 29.36% during the period, the result of an increase in NAV to $16.70 from $12.91.(1)

- The Fund's Class C shares had a total return of 29.39% during the period, the result of an increase in NAV to $16.64 from $12.86.(1)

- For comparison, the S&P Small-Cap 600 Index had a return of 17.25% during the period.(2)


  MANAGEMENT DISCUSSION
- The Fund enjoyed good returns for the six-month period ended April 30, 2000. But because the markets had been so strong, and the gains of some companies, especially in the "dot com" world, were getting to be excessive, during April we saw the beginning of profit-taking in most stock markets.

- Specialty semiconductor stocks, such as PMC-Sierra, Applied Micro Circuits, Micrel, Vitesse, and Dallas Semiconductor, were among the strongest performers in the Fund through the end of the period. The main driver for these stocks has been the growth of high-speed communications, especially the demand created by the push to expand bandwidth and get businesses and residential customers to the Internet faster.

- The biotech sector was very strong, including such holdings as Genzyme Transgenics, Millennium Pharmaceutical, Vertex Pharmaceutical, and Human Genome Sciences, as the markets recognized the potential in this area for new product announcements. Also, medical devices companies, such as Novost, Resmed, MiniMed, and Arthrocare, profited from the willingness of HMOs to pay for their products.

- The Fund's energy holdings performed well over the past six months. In the past year, our research team worked to identify investment opportunities in small, specialized energy providers and service companies that withstood the recent wave of high oil prices and were among the Fund's most profitable stocks.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF APRIL 30, 2000


PERFORMANCE(3)                                                   CLASS A        CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------------------------------
One Year                                                          57.39%         56.08%       55.95%
Life of Fund+                                                     22.72          21.90        21.73
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------------------------------
One Year                                                          48.34%         51.08%       54.95%
Life of Fund+                                                     22.72          21.90        21.73


+ Inception Dates - Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97

TEN LARGEST EQUITY HOLDINGS(4) BY TOTAL NET ASSETS
------------------------------------------------

Millipore Corp.                             2.8%
National Computer System, Inc.              1.9
MiniMed, Inc.                               1.9
Dallas Semiconductor Corp.                  1.8
BISYS Group, Inc. (The)                     1.8
United Stationers                           1.8
Waddell & Reed Financial, Inc., Class A     1.8
PMC-Sierra, Inc.                            1.6
MedQuist, Inc.                              1.5
Devry, Inc.                                 1.5


(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares.

(2) It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(4) Ten largest equity holdings accounted for 18.4% of the Fund's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, will be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

AFTER-TAX PERFORMANCE
AS OF APRIL 30, 2000

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


--------------------------------------------------------------------------------
PRE-TAX AND AFTER-TAX AVERAGE ANNUAL RETURNS
AT NET ASSET VALUE FOR THE PERIOD ENDED APRIL 30, 2000


1 YEAR                                       PRE-TAX    AFTER-TAX   TAX-EFFICIENCY
-----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------------
  Class A                                     57.39%      57.39%       100.00%
  Class B                                     56.08%      56.08%       100.00%
  Class C                                     55.95%      55.95%       100.00%


LIFE OF FUND*                                PRE-TAX    AFTER-TAX   TAX-EFFICIENCY
-----------------------------------------------------------------------------------
  Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------------
  Class A                                     22.72%     22.72%        100.00%
  Class B                                     21.90%     21.90%        100.00%
  Class C                                     21.73%     21.73%        100.00%

* Inception Dates - Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97
Source: TowersData, Bethesda, Md

--------------------------------------------------------------------------------

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts) and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 1.5%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                      30,000    $  3,037,500
Harte-Hanks Communications, Inc.                126,000       3,118,500
-----------------------------------------------------------------------
                                                           $  6,156,000
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.4%
-----------------------------------------------------------------------
Interact Commerce Corp.(1)                      116,000    $  1,696,500
-----------------------------------------------------------------------
                                                           $  1,696,500
-----------------------------------------------------------------------
Auto Parts and Equipment -- 0.9%
-----------------------------------------------------------------------
Gentex Corp.(1)                                 115,000    $  3,708,750
-----------------------------------------------------------------------
                                                           $  3,708,750
-----------------------------------------------------------------------
Banks - Regional -- 0.4%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       70,000    $  1,728,125
-----------------------------------------------------------------------
                                                           $  1,728,125
-----------------------------------------------------------------------
Banks and Money Services -- 0.2%
-----------------------------------------------------------------------
NextCard, Inc.(1)                                60,000    $    633,750
-----------------------------------------------------------------------
                                                           $    633,750
-----------------------------------------------------------------------
Biotechnology -- 0.2%
-----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)                 30,000    $    898,125
-----------------------------------------------------------------------
                                                           $    898,125
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
-----------------------------------------------------------------------
Mediacom Communications Corp.                   245,550    $  3,038,682
-----------------------------------------------------------------------
                                                           $  3,038,682
-----------------------------------------------------------------------
Broadcasting and Radio -- 0.4%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                 33,000    $  1,402,500
-----------------------------------------------------------------------
                                                           $  1,402,500
-----------------------------------------------------------------------
Business Products and Services -- 1.0%
-----------------------------------------------------------------------
CN Maximus, Inc.(1)                              80,000    $  1,885,000
CompuCredit Corp.(1)                             70,000       2,296,875
-----------------------------------------------------------------------
                                                           $  4,181,875
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 7.2%
-----------------------------------------------------------------------
American Management Systems, Inc.(1)            105,000    $  3,885,000
BreezeCom Ltd.(1)                                32,000         880,000
Diamond Technology Partners(1)                   55,000       4,351,875
Exodus Communications, Inc.(1)                   12,000       1,061,250
Heidrick and Struggles International,
Inc.(1)                                          70,000       2,520,000
Iron Mountain, Inc.(1)                          170,000       5,950,000
On Assignment, Inc.(1)                          104,000       3,263,000
Pegasus Communications Corp.(1)                 180,000       3,195,000
Provant, Inc.(1)                                 60,000         331,878
Tetra Tech, Inc.(1)                              40,000         942,500
Thermo Cardiosystems, Inc.                      200,000       2,287,500
-----------------------------------------------------------------------
                                                           $ 28,668,003
-----------------------------------------------------------------------
Communications Equipment -- 5.1%
-----------------------------------------------------------------------
Ditech Communications Co.(1)                     40,000    $  3,430,000
Glenayre Technologies, Inc.(1)                  296,300       3,907,456
Newport Corp.                                     5,400         655,087
Pinnacle Holdings, Inc.(1)                       72,000       4,045,500
Polycom, Inc.(1)                                 15,000       1,186,875
Tekelec(1)                                      140,000       4,900,000
Terayon Communications System(1)                 23,000       2,139,000
-----------------------------------------------------------------------
                                                           $ 20,263,918
-----------------------------------------------------------------------
Communications Services -- 0.1%
-----------------------------------------------------------------------
Sportsline USA, Inc.(1)                          30,000    $    575,625
-----------------------------------------------------------------------
                                                           $    575,625
-----------------------------------------------------------------------
Computer Software -- 7.5%
-----------------------------------------------------------------------
Accrue Software, Inc.(1)                         65,000    $  1,547,812
Actuate Corp.(1)                                 20,000         598,750
Allaire Corp.(1)                                 51,000       4,129,687
Blaze Software, Inc.(1)                          50,000         646,875
Bluestone Software, Inc.(1)                      45,000         947,812
Brio Technology, Inc.(1)                         45,000       1,113,750
Exchange Applications, Inc.(1)                  100,000       1,218,750
HNC Software, Inc.(1)                            26,000       1,287,000
Micros Systems, Inc.(1)                          35,000         837,200
MMC Networks, Inc.(1)                            25,000         662,500
National Computer System, Inc.                  150,000       7,715,625
Numerical Technologies, Inc.(1)                  31,000       1,294,250
OTG Software, Inc.(1)                             4,000          88,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software (continued)
-----------------------------------------------------------------------
Razorfish, Inc.(1)                               71,051    $  1,345,528
TIBCO Software, Inc.(1)                          48,000       4,275,000
Wind River Systems, Inc.(1)                      40,000       2,128,125
-----------------------------------------------------------------------
                                                           $ 29,836,664
-----------------------------------------------------------------------
Consumer Products -- 0.6%
-----------------------------------------------------------------------
In Focus Systems, Inc.(1)                        80,000    $  2,395,000
-----------------------------------------------------------------------
                                                           $  2,395,000
-----------------------------------------------------------------------
Distribution -- 1.8%
-----------------------------------------------------------------------
United Stationers(1)                            210,000    $  7,008,750
-----------------------------------------------------------------------
                                                           $  7,008,750
-----------------------------------------------------------------------
Drugs -- 2.7%
-----------------------------------------------------------------------
Biopure Corp.(1)                                 25,000    $    534,375
Genzyme Transgenics Corp.(1)                    101,000       1,672,812
Human Genome Sciences, Inc.(1)                   42,000       3,215,625
Millennium Pharmaceuticals(1)                    14,000       1,111,250
Tanox, Inc.(1)                                   35,000       1,023,750
Vertex Pharmaceuticals, Inc.(1)                  60,000       3,135,000
-----------------------------------------------------------------------
                                                           $ 10,692,812
-----------------------------------------------------------------------
Education -- 2.4%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                            90,000    $  2,610,000
Career Education Corp.(1)                        31,000       1,172,188
Devry, Inc.(1)                                  250,000       5,953,125
-----------------------------------------------------------------------
                                                           $  9,735,313
-----------------------------------------------------------------------
Electrical Equipment -- 1.4%
-----------------------------------------------------------------------
Micrel, Inc.(1)                                  65,000    $  5,622,500
-----------------------------------------------------------------------
                                                           $  5,622,500
-----------------------------------------------------------------------
Electronics - Semiconductors -- 10.7%
-----------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                  34,000    $  4,381,750
Cognex Corp.(1)                                  47,000       2,673,125
Dallas Semiconductor Corp.                      170,000       7,299,375
Dupont Photomasks, Inc.(1)                       62,500       3,503,906
Helix Technology Corp.                           17,000         868,062
Microchip Technology, Inc.(1)                    24,000       1,489,500
Millipore Corp.                                 155,000      11,111,562
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electronics - Semiconductors (continued)
-----------------------------------------------------------------------
PMC-Sierra, Inc.(1)                              34,000    $  6,523,750
Qlogic Corp.(1)                                  30,000       3,009,375
Vitesse Semiconductor Corp.(1)                   25,000       1,701,562
-----------------------------------------------------------------------
                                                           $ 42,561,967
-----------------------------------------------------------------------
Entertainment -- 0.8%
-----------------------------------------------------------------------
Speedway Motorsports, Inc.(1)                   135,000    $  3,231,562
-----------------------------------------------------------------------
                                                           $  3,231,562
-----------------------------------------------------------------------
Financial - Specialty -- 0.1%
-----------------------------------------------------------------------
Profit Recovery Group International,
Inc.(1)                                          25,000    $    439,063
-----------------------------------------------------------------------
                                                           $    439,063
-----------------------------------------------------------------------
Furniture and Appliances -- 0.3%
-----------------------------------------------------------------------
Ethan Allen Interiors, Inc.                      40,000    $  1,067,500
-----------------------------------------------------------------------
                                                           $  1,067,500
-----------------------------------------------------------------------
Health Care Services -- 1.3%
-----------------------------------------------------------------------
Resmed, Inc.(1)                                 154,000    $  5,236,000
-----------------------------------------------------------------------
                                                           $  5,236,000
-----------------------------------------------------------------------
Health Services -- 4.8%
-----------------------------------------------------------------------
MedQuist, Inc.(1)                               170,000    $  6,024,375
MiniMed, Inc.(1)                                 61,000       7,499,188
Province Healthcare Co.(1)                      100,000       2,887,500
Renal Care Group, Inc.(1)                       115,000       2,565,938
-----------------------------------------------------------------------
                                                           $ 18,977,001
-----------------------------------------------------------------------
Information Services -- 6.7%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 150,000    $  4,050,000
Affiliated Computer Services, Inc.,
Class A(1)                                       40,000       1,325,000
BISYS Group, Inc. (The)(1)                      115,000       7,194,688
Cerner Corp.(1)                                  50,000       1,103,125
Hooper Holmes, Inc.                              60,000       1,042,500
IDX Systems Corp.(1)                             55,000         508,125
Marimba Software(1)                              40,000         396,250
Phoenix Technology Ltd.(1)                      140,000       2,747,500
Remedy Corp.(1)                                  46,500       2,921,875
Sapient Corp.(1)                                 10,000         791,875
Scient Corp.(1)                                  60,000       3,240,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------
Veritas Software Corp.(1)                        13,500    $  1,448,086
-----------------------------------------------------------------------
                                                           $ 26,769,024
-----------------------------------------------------------------------
Investment Services -- 3.3%
-----------------------------------------------------------------------
Centura Banks, Inc.                              70,000    $  2,891,875
National Discounts Brokers Group,Inc.(1)         40,000       1,167,500
PIMCO Advisors Holdings L.P.                     53,000       2,053,750
Waddell & Reed Financial, Inc., Class A         262,500       6,989,063
-----------------------------------------------------------------------
                                                           $ 13,102,188
-----------------------------------------------------------------------
Machinery -- 0.2%
-----------------------------------------------------------------------
Ionics, Inc.                                     30,000    $    705,000
-----------------------------------------------------------------------
                                                           $    705,000
-----------------------------------------------------------------------
Medical Products -- 3.5%
-----------------------------------------------------------------------
ArthroCare Corp.(1)                              45,000    $  4,584,375
Aspect Medical Systems Inc.(1)                   36,000       1,597,500
Entremed, Inc.(1)                                22,500       1,415,812
Excel Technology, Inc.(1)                        20,000         627,500
Haemonetics Corp.(1)                             90,000       2,070,000
Novoste Corp.(1)                                 80,702       3,308,782
Ventana Medical Systems, Inc.(1)                 10,000         281,875
-----------------------------------------------------------------------
                                                           $ 13,885,844
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)(2)               200,000    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.6%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)            817,200    $    181,990
Formation Capital Corp.(1)(2)                   400,000          67,480
Stillwater Mining Co.(1)                         80,000       2,240,000
-----------------------------------------------------------------------
                                                           $  2,489,470
-----------------------------------------------------------------------
Miscellaneous Health Care -- 0.0%
-----------------------------------------------------------------------
MedicaLogic, Inc.(1)                             10,000    $    116,250
-----------------------------------------------------------------------
                                                           $    116,250
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.8%
-----------------------------------------------------------------------
Core Laboratories NV(1)                         125,000    $  3,546,875
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
-----------------------------------------------------------------------
Global Industries Ltd.(1)                        50,000    $    712,500
Veritas DGC, Inc.(1)                            120,000       2,880,000
-----------------------------------------------------------------------
                                                           $  7,139,375
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.9%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                           300,000    $  4,331,250
EOG Resources, Inc.                             100,000       2,487,500
Louis Dreyfus Natural Gas(1)                    125,000       3,500,000
Newfield Exploration Co.(1)                     100,000       4,062,500
Noble Affiliates, Inc.                          133,900       5,589,687
Nuevo Energy Co.(1)                             100,000       1,750,000
Santa Fe Snyder Corp.(1)                         74,650         685,847
Stone Energy Corp.(1)                            33,000       1,559,250
Varco International, Inc.(1)                    130,000       1,625,000
Vintage Petroleum, Inc.                         100,000       1,987,500
-----------------------------------------------------------------------
                                                           $ 27,578,534
-----------------------------------------------------------------------
Publishing -- 0.8%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                               180,000    $  3,003,750
-----------------------------------------------------------------------
                                                           $  3,003,750
-----------------------------------------------------------------------
Restaurants -- 0.4%
-----------------------------------------------------------------------
Papa John's International, Inc.(1)               55,000    $  1,512,500
-----------------------------------------------------------------------
                                                           $  1,512,500
-----------------------------------------------------------------------
Retail - Food and Drug -- 3.0%
-----------------------------------------------------------------------
Applebees International, Inc.                    90,000    $  3,279,375
Duane Reade, Inc.(1)                            150,000       4,500,000
Sonic Corp.(1)                                   75,000       2,085,938
Whole Foods Market, Inc.(1)                      30,000       1,276,875
Wild Oats Markets, Inc.(1)                       50,000         662,500
-----------------------------------------------------------------------
                                                           $ 11,804,688
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 1.5%
-----------------------------------------------------------------------
Callaway Golf Co.                               125,000    $  2,078,125
Hot Topic, Inc.(1)                               50,000       1,537,500
Mens Wearhouse, Inc. (The)(1)                   110,000       2,358,125
-----------------------------------------------------------------------
                                                           $  5,973,750
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.7%
-----------------------------------------------------------------------
Pericom Semiconductor Corp.(1)                   15,000    $  1,098,438
PRI Automation, Inc.(1)                          20,000       1,597,500
-----------------------------------------------------------------------
                                                           $  2,695,938
-----------------------------------------------------------------------
Semiconductors -- 0.8%
-----------------------------------------------------------------------
Actel Corp.(1)                                   23,900    $  1,104,375
QuickLogic Corp.(1)                              60,100       2,129,688
-----------------------------------------------------------------------
                                                           $  3,234,063
-----------------------------------------------------------------------
Software Services -- 4.6%
-----------------------------------------------------------------------
Advent Software, Inc.(1)                         56,000    $  2,940,000
Broadbase Software, Inc.(1)                      85,000       1,344,063
CCC Information Services Group, Inc.             53,300         739,537
Commerce One, Inc.(1)                            20,000       1,221,250
Cysive, Inc.                                     23,300       1,268,394
Digital Island, Inc.(1)                           3,000         104,625
E.Piphany, Inc.(1)                                6,000         396,375
Great Plains Software, Inc.(1)                   60,000       2,538,750
Peregrine Systems, Inc.(1)                       90,000       2,165,625
Proxicom, Inc.(1)                                40,800       2,051,250
Selectica, Inc.(1)                               13,000         494,000
SonicWALL, Inc.(1)                               15,000         907,500
Verity, Inc.(1)                                  60,000       1,946,250
-----------------------------------------------------------------------
                                                           $ 18,117,619
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.7%
-----------------------------------------------------------------------
Anadigics, Inc.(1)                               30,000    $  2,784,250
Next Level Communications, Inc.(1)                1,600         127,400
-----------------------------------------------------------------------
                                                           $  2,911,650
-----------------------------------------------------------------------
Telecommunications Services -- 3.9%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(1)             42,000    $  1,750,000
GRIC Communications, Inc.(1)                     42,000         653,625
IDT Corp.(1)                                     15,000         474,375
Media Metrix, Inc.(1)                            42,600       1,368,525
MGC Communications, Inc.(1)                      75,000       4,900,000
Predictive Systems, Inc.(1)                      85,000       4,005,625
RSL Communications Ltd.(1)                      170,000       2,369,375
-----------------------------------------------------------------------
                                                           $ 15,521,525
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telephone Utilities -- 0.5%
-----------------------------------------------------------------------
Z-Tel Technologies, Inc.(1)                      51,225    $  2,055,403
-----------------------------------------------------------------------
                                                           $  2,055,403
-----------------------------------------------------------------------
Transportation -- 0.9%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)               175,000    $  3,510,938
-----------------------------------------------------------------------
                                                           $  3,510,938
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $277,635,808)                          $371,883,494
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class C(3)          8,889    $          0
Ashanti Goldfields Co., Ltd., Class D(3)          8,889               0
Ashanti Goldfields Co., Ltd., Class E(3)          8,889               0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL
WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)               80,000    $     56,000
Queenstake Resources (1)(2)                      32,146               0
Quincunx Gold Exploration (2)(3)                300,000          56,738
Western Exploration and Development,
Ltd. (1)(3)                                     600,000         336,000
-----------------------------------------------------------------------
                                                           $    448,738
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    448,738
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 7.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group, Inc. , 6.04%, 5/1/00             $    12,000    $ 12,000,000
Ford Motor Credit Corp. , 6.04%, 5/3/00          10,238      10,234,565

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Motors Acceptance Corp. , 6.00%,
5/2/00                                            6,924    $  6,922,846
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $29,157,411)                        $ 29,157,411
-----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $307,473,207)                          $401,489,643
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $ (3,189,577)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $398,300,066
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2000
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $307,473,207)                          $401,489,643
Cash                                            15,300
Receivable for investments sold              3,842,296
Receivable for Fund shares sold              2,515,772
Dividends receivable                            58,005
Tax reclaim receivable                             105
Deferred organization expenses                   4,259
------------------------------------------------------
TOTAL ASSETS                              $407,925,380
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  8,991,696
Payable for Fund shares redeemed               429,106
Payable to affiliate for Trustees' fees          3,824
Accrued expenses                               200,688
------------------------------------------------------
TOTAL LIABILITIES                         $  9,625,314
------------------------------------------------------
NET ASSETS                                $398,300,066
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $298,680,042
Accumulated net realized gain (computed
   on the basis of
   identified cost)                          7,208,556
Accumulated net investment loss             (1,604,968)
Net unrealized appreciation (computed on
   the basis of identified cost)            94,016,436
------------------------------------------------------
TOTAL                                     $398,300,066
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $114,263,095
SHARES OUTSTANDING                           6,709,674
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (Net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      17.03
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $17.03)       $      18.07
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $196,969,006
SHARES OUTSTANDING                          11,791,241
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (Net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      16.70
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 87,067,965
SHARES OUTSTANDING                           5,232,814
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (Net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      16.64
------------------------------------------------------
On sales of $50,000 or more, the offering price of
   Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000
Investment Income
------------------------------------------------------
Interest                                  $    607,190
Dividends                                      336,903
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    944,093
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    995,484
Trustees fees and expenses                       7,652
Distribution and service fees
   Class A                                      89,327
   Class B                                     779,766
   Class C                                     336,024
Transfer and dividend disbursing agent
   fees                                        171,958
Custodian fee                                   98,443
Registration fees                               25,041
Legal and accounting services                   15,438
Printing and postage                            13,632
Amortization of organization expenses              997
Miscellaneous                                   15,299
------------------------------------------------------
TOTAL EXPENSES                            $  2,549,061
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,604,968)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 18,700,168
------------------------------------------------------
NET REALIZED GAIN                         $ 18,700,168
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 41,526,173
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 41,526,173
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 60,226,341
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 58,621,373
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          APRIL 30, 2000    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       OCTOBER 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (1,604,968) $     (1,698,056)
   Net realized gain (loss)                     18,700,168          (450,503)
   Net change in unrealized
      appreciation (depreciation)               41,526,173        49,500,381
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     58,621,373  $     47,351,822
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     52,174,205  $     27,988,976
      Class B                                   68,349,225        37,931,704
      Class C                                   39,121,081        18,010,905
   Issued in reorganization of Eaton
      Vance Worldwide Developing
      Resources Fund
      Class A                                           --           147,201
      Class B                                           --         4,338,847
   Cost of shares redeemed
      Class A                                  (12,444,815)      (12,227,473)
      Class B                                   (7,679,910)      (13,801,410)
      Class C                                   (2,794,618)       (5,918,511)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    136,725,168  $     56,470,239
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    195,346,541  $    103,822,061
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    202,953,525  $     99,131,464
----------------------------------------------------------------------------
AT END OF PERIOD                          $    398,300,066  $    202,953,525
----------------------------------------------------------------------------

Accumulated net
investment loss included in
net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $     (1,604,968) $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                                          -----------------------------------------------------
                                          SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2000    -----------------------------------
                                          (UNAUDITED)          1999        1998       1997(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $ 13.110       $  9.460    $  9.740    $ 10.000
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income (loss)                  $ (0.030)      $ (0.053)   $ (0.040)   $  0.008
Net realized and unrealized gain (loss)          3.950          3.703      (0.240)     (0.268)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $  3.920       $  3.650    $ (0.280)   $ (0.260)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD              $ 17.030       $ 13.110    $  9.460    $  9.740
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                  29.90%         38.58%      (2.87)%     (2.60)%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                   $114,263       $ 57,518    $ 28,035    $  3,925
Ratios (As a percentage of average daily
   net assets):
   Expenses                                       1.04%(3)       1.04%       1.21%       0.63%(3)
   Net investment income (loss)                  (0.44)%(3)     (0.55)%     (0.57)%      1.83%(3)
Portfolio Turnover                                  43%            80%        110%          7%
-----------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 25, 1997, to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 CLASS B
                                          -----------------------------------------------------
                                          SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2000    -----------------------------------
                                          (UNAUDITED)          1999        1998       1997(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $ 12.910       $  9.390    $  9.740    $  10.00
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income (loss)                  $ (0.083)      $ (0.128)   $ (0.090)   $  0.005
Net realized and unrealized gain (loss)          3.873          3.648      (0.260)     (0.265)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $  3.790       $  3.520    $ (0.350)   $ (0.260)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD              $ 16.700       $ 12.910    $  9.390    $  9.740
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                  29.36%         37.49%      (3.59)%     (2.60)%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                   $196,969       $105,949    $ 52,641    $  8,613
Ratios (As a percentage of average daily
   net assets):
   Expenses                                       1.81%(3)       1.81%       2.04%       1.37%(3)
   Net investment income (loss)                  (1.22)%(3)     (1.33)%     (1.41)%      1.13%(3)
Portfolio Turnover                                  43%            80%        110%          7%
-----------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, September 29, 1997, to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS C
                                          ---------------------------------------------------
                                          SIX MONTHS ENDED       YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2000    ---------------------------------
                                          (UNAUDITED)         1999       1998       1997(1)
---------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $12.860       $  9.370   $  9.720    $  10.00
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income (loss)                  $(0.080)      $ (0.135)  $ (0.092)   $  0.003
Net realized and unrealized gain (loss)         3.860          3.625     (0.258)     (0.283)
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $ 3.780       $  3.490   $ (0.350)   $ (0.280)
---------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD              $16.640       $ 12.860   $  9.370    $  9.720
---------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                 29.39%         37.25%     (3.60)%     (2.80)%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                   $87,068       $ 39,487   $ 18,455    $  2,051
Ratios (As a percentage of average daily
   net assets):
   Expenses                                      1.85%(3)       1.95%      2.21%       1.56%(3)
   Net investment income (loss)                 (1.26)%(3)     (1.47)%    (1.58)%      0.90%(3)
Portfolio Turnover                                 43%            80%       110%          7%
---------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class C shares, September 29, 1997, to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Emerging Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $10,920,013 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($122,804), on October 31, 2006 ($10,740,877) and on October 31, 2005
   ($56,332).

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Issued in Reorganization of Eaton Vance
     Worldwide Developing Resources Fund                    --            14,140
    Sales                                            3,064,390         2,514,498
    Redemptions                                       (741,470)       (1,105,997)
    ----------------------------------------------------------------------------
    NET INCREASE                                     2,322,920         1,422,641
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Issued in Reorganization of Eaton Vance
     Worldwide Developing Resources Fund                    --           420,838
    Sales                                            4,045,636         3,449,811
    Redemptions                                       (461,098)       (1,272,063)
    ----------------------------------------------------------------------------
    NET INCREASE                                     3,584,538         2,598,586
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                            2,333,181         1,646,502
    Redemptions                                       (170,183)         (546,560)
    ----------------------------------------------------------------------------
    NET INCREASE                                     2,162,998         1,099,942
    ----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2000, the fee amounted to $995,484.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $150,081 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2000.

   Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $614,651 and $252,805, for Class B and C shares, respectively, to or payable to EVD for the six months ended April 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares respectively. At April 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $6,578,000 and $4,110,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quaterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees payments for the six months ended April 30, 2000 amounted to $89,327, $165,115 and $83,219 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends on capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). For Class B the CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC received on Class B and Class C redemptions when no Uncovered

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $1,634,000 and $19,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 2000.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $246,242,146 and $129,053,867 respectively, for the six months ended April 30, 2000.

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $307,473,207
    ------------------------------------------------------
    Gross unrealized appreciation             $112,230,959
    Gross unrealized depreciation              (18,214,523)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 94,016,436
    ------------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial future contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these intruments is meaningful only when all related and offsetting transactions are considered.

   The Fund did not have any open obligations under these financial instruments at April 30, 2000.

10 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and /or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2000.

11 Fund Reorganization
-------------------------------------------
   Effective December 18, 1998, the Fund acquired the net assets of Eaton Vance Worldwide Developing Resources Fund, pursuant to an Agreement and Plan of Reorganization dated October 19, 1998. In accordance with the agreement, the Fund, at closing, issued shares as follows:

                                                                          NET ASSET
                                              SHARES    AGGREGATE VALUE   VALUE
    CLASS                                     ISSUED    OF SHARES ISSUED  PER SHARE
    -------------------------------------------------------------------------------
    Class A                                     14,140  $       147,201   $   10.41
    Class B                                    420,838  $     4,338,847   $   10.31

   The net assets acquired, including unrealized net depreciation at the date of the transaction, were as follows:

                                              ACQUIRED NET  UNREALIZED
    FUND                                      ASSETS        DEPRECIATION
    --------------------------------------------------------------------
    Eaton Vance Worldwide Developing
     Resources                                $  4,486,048  $    182,370

   Directly after the merger, the combined net assets of the Fund were $124,064,338. The net asset value of each class was $10.41 and $10.31 for Class A and Class B, respectively.

12 Restricted Securities
-------------------------------------------
   At April 30, 2000, the Fund owned the following securities (representing 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST     FAIR VALUE
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98        80,000  $80,000  $   56,000

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF APRIL 30, 2000

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED EMERGING GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653








EATON VANCE TAX-MANAGED EMERGING GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109






--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
130-6/00                                                             MGSRC-6/00